Subsequent events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent events

NOTE 18 – SUBSEQUENT EVENTS

Merger

On August 25, 2021, Navios Partners and its direct wholly-owned subsidiary, Navios Acquisition Merger Sub. Inc. (“Merger Sub”) entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Navios Maritime Acquisition Corporation (“Navios Acquisition”). Pursuant to the Merger Agreement, Merger Sub will be merged with and into Navios Acquisition, with Navios Acquisition being the surviving entity (the “Merger”). Upon consummation of the Merger, Navios Acquisition will become wholly owned by Navios Partners. The Merger Agreement was unanimously approved by a special committee of the board of directors of Navios Acquisition and its board of directors and by Navios Partners’ conflict committee and its board of directors.

Under the terms of the Merger Agreement, upon consummation of the Merger, each outstanding share of common stock of Navios Acquisition (“Navios Acquisition Common Stock”) that is held by a holder other than Navios Partners, Navios Acquisition and their respective subsidiaries will be converted into the right to receive 0.1275 of a common unit of Navios Partners.

Pursuant to the Merger Agreement, Navios Partners will file with the Securities and Exchange Commission (“SEC”) a registration statement on Form F-4, which will include a proxy statement/prospectus describing the Merger and Navios Partners’ common units to be issued in the Merger. After the registration statement is declared effective by the SEC, the proxy statement/prospectus will be mailed to holders of Navios Acquisition Common Stock and Navios Acquisition will hold a special meeting of the holders of Navios Acquisition Common Stock (the “Navios Acquisition Stockholders’ Meeting”) to vote on the Merger Agreement and the Merger. Under the terms of the Merger Agreement, Navios Partners, which, subsequent to the Equity Issuance, described below, beneficially owns 44,117,647 shares of Navios Acquisition Common Stock or approximately 62.4% of the outstanding shares of Navios Acquisition Common Stock, has agreed to vote those shares of Navios Acquisition Common Stock in favor of the Merger and the Merger Agreement at the Navios Acquisition Stockholders’ Meeting. The closing of the Merger is conditioned upon, customary terms and conditions.

NMM Loan Agreement

In connection with the execution of the Merger Agreement, on August 24, 2021, Navios Acquisition and Navios Partners entered into a loan agreement (the “Navios Partners Loan Agreement”) under which Navios Partners agreed to make available to Navios Acquisition a working capital facility of up to $45,000. As of the date hereof, the full amount of the facility has been drawn by Navios Acquisition. The full amounts borrowed, including accrued and unpaid interest are due and payable on the date that is one year following the date of the draw. The facility bears interest at the rate of 11.50% per annum.

Redemption and Discharge of Ship Mortgage Notes

Pursuant to the Merger Agreement, on August 26, 2021, Navios Acquisition called for redemption of all of its outstanding 8.125% First Priority Ship Mortgage Notes due November 15, 2021 (the “Ship Mortgage Notes”) and remitted to the indenture trustee the aggregate redemption price payable to the holders of the Ship Mortgage Notes to satisfy and discharge Navios Acquisition’s obligations under the indenture relating to the Ship Mortgage Notes. The redemption date for the Ship Mortgage Notes will be September 25, 2021.

Navios Acquisition funded the approximately $397,478 aggregate redemption price with net proceeds from (i) the purchase by Navios Partners pursuant to the Merger Agreement of 44,117,647 newly issued shares of Navios Acquisition Common Stock for an aggregate purchase price of $150,000, or $3.40 per share (the “Equity Issuance”), and (ii) new secured borrowings by Navios Acquisition and its subsidiaries. The shares of Navios Acquisition Common Stock purchased by Navios Partners pursuant to the Equity Issuance will be cancelled in the Merger for no consideration.

On August 25, 2021, Navios Partners completed a $15,000 sale and leaseback transaction with an unrelated third party, for a 2009-built Capesize vessel. The sale and leaseback transaction has a duration of six years and an implied fixed interest rate of approximately 6.1%. Navios Partners has the option to buy the vessel starting at the end of year three which de-escalates until maturity to $5,000 obligation.

On August 25, 2021, Navios Partners agreed to sell the Navios Altair I, a 2006-built Panamax vessel of 74,475 dwt to an unrelated third party for a net sale price of $13,532. The sale is expected to be completed during the third quarter of 2021.

On August 19, 2021, Navios Partners entered into a new credit facility with a commercial bank for a total amount of up to $18,000 in order to finance the acquisition of a 2011-built Capesize vessel. The credit facility matures in the third quarter of 2026 and bears interest at LIBOR plus 2.85% per annum. On August 20, 2021, the full amount was drawn, net of the loan’s discount of $180.

 On August 16, 2021, Navios Partners completed the sale of the Harmony N, a 2006-built Containership of 2,824 TEU, to an unrelated third party for a net sale price of $28,710.

On August 13, 2021, Navios Partners completed the sale of the Navios Azalea, a 2005-built Panamax vessel of 74,759 dwt, to an unrelated third party for a net sale price of $12,740.

In July 2021, Navios Partners agreed to purchase six 5,300 TEU newbuilding containerships (four plus two optional) for a purchase price of $61,600 each. The vessels are expected to be delivered in Navios Partners’ fleet during the second half of 2023 and 2024.

On July 31, 2021, Navios Partners completed the sale of the Navios Dedication, a 2008-built Containership of 4,250 TEU to an unrelated third party for a net sale price of $33,893.

On July 9, 2021, Navios Partners acquired the Navios Azimuth, a 2011-built Capesize vessel of 179,169 dwt, from its affiliate, Navios Holdings, for a purchase price of $30,000.